Intangible assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	SFr 271
Intangible assets at end of period	212	SFr 271
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	271
Intangible assets at end of period	212	271
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	2,122	1,904
Additions	233	240
Disposals	(59)	(22)
Intangible assets at end of period	2,296	2,122
Accumulated depreciation | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(1,851)	(1,574)
Amortization charge for the year	(292)	(299)
Disposals	59	22
Intangible assets at end of period	SFr (2,084)	SFr (1,851)